Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2013
Property and equipment, net [Abstract]
Property and Equipment, Net
	December 31,
	2012	2013

Computer equipment and application software	$81,023	$149,877
Building (i)	45,050	46,471
Office building related facility and machines (i)	13,212	14,022
Furniture and vehicles	4,422	4,672
Leasehold improvements	1,038	1,354
Construction in Progress (ii)	-	5,469

	144,745	221,865
Less: Accumulated depreciation and amortization	18,710	58,001

Property and equipment, net	$126,035	$163,864

(i)	In August 2012, the Group entered into a series of definitive agreements to purchase two parcels of office buildings and the associated land use rights with an area of approximately 69,205 square meters in Chaoyang District, Beijing, China for a total cash consideration of $222 million. The Group completed the acquisition of one parcel of the buildings in 2012 and the acquisition of the other parcel of buildings was in process as of December 31, 2013. The Group capitalized the related building cost of $43,927 and the cost for the facilities of the first parcel of building of $13,212 in the year ended December 31, 2012. No building cost and facilities cost were capitalized in year 2013.

(ii)	As part of the acquisition of Entity P in 2013 as described in Note 3(4), the Group acquired a building under construction at Henan Province of China.